Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.72%
Alabama–1.27%
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(a)	4.38%	06/01/2028	$10	$ 10,016
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	12,000	12,384,197
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	5,000	5,154,609
Daleville (City of), AL Board of Education; Series 2013, Ref. Revenue Wts.	2.80%	10/01/2022	185	185,199
Florence (City of), AL; Series 2012, Ref. GO Wts.	5.00%	09/01/2022	770	772,382
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(a)	4.25%	09/01/2022	10	10,025
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD RB (LOC - Bank Of America N.A.)(c)(d)(e)	0.69%	05/01/2041	15,940	15,940,000
				34,456,428

Alaska–1.06%
Anchorage (City of), AK; Series 2022, GO Notes	1.50%	12/15/2022	28,680	28,683,683

Arizona–0.41%
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,312
Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(a)	4.50%	07/01/2024	25	25,064
Pima (County of), AZ; Series 2011, GO Bonds	5.00%	07/01/2022	500	501,567
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	130	132,162
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	210	204,147
Salt River Project Agricultural Improvement & Power District;
Series 2012 A, Ref. RB(b)(f)	5.00%	06/01/2022	2,115	2,115,000
Series 2012 A, Ref. RB(b)(f)	5.00%	06/01/2022	2,235	2,235,000
Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,312,017
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(a)	4.38%	06/01/2024	10	10,027
Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	990	1,006,600
Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(c)	3.90%	09/01/2024	540	540,906
				11,187,802

California–12.34%
Alhambra (City of), CA (Police Facilities Assessment District No. 91-1); Series 1992, COP (INS - AMBAC)(a)	6.75%	09/01/2023	3,880	3,996,591
Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(a)	6.00%	09/01/2024	3,505	3,667,315
Barstow (City of), CA Redevelopment Agency Successor Agency (Project Area No. 1); Series 2004, RB (INS - AGM)(a)	4.70%	09/01/2022	20	20,057
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A);
Series 2013 B, RB(f)	5.00%	09/01/2022	450	454,161
Series 2013 B, RB(f)	5.00%	09/01/2023	475	494,308
California (State of);
Series 2012, GO Bonds (INS - AGM)(a)	4.00%	09/01/2037	1,000	1,002,311
Series 2012, Ref. GO Bonds	5.00%	09/01/2025	820	826,243
Series 2020, GO Bonds	5.00%	11/01/2029	65	76,409
California (State of) Department of Water Resources (Central Valley); Series 2014 AT, RB (SIFMA Municipal Swap Index + 0.37%)(b)(g)	1.05%	12/01/2022	12,965	12,958,094
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2024	100	101,404
California (State of) Health Facilities Financing Authority (Memorial Health Services); Series 2012 A, RB	5.00%	10/01/2023	100	101,094
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds); Series 2017, RB(c)(h)(i)	7.00%	07/01/2022	570	342,000
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021 B-3, RB(c)	2.13%	11/15/2027	6,000	5,711,448
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,323
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	165	166,072

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Capistrano Unified School District School Facilities Improvement District No. 1; Series 2012, Ref. GO Bonds (INS - BAM)(a)	4.00%	08/01/2023	$100	$ 100,467
Fontana Unified School District; Series 2012 C, GO Bonds(b)(f)(j)	0.00%	08/01/2022	2,825	1,603,043
Golden State Tobacco Securitization Corp.; Series 2007 A-2, RB(b)(f)	5.30%	06/01/2022	78,430	78,430,000
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(a)(j)	0.00%	08/01/2027	975	811,163
Imperial Irrigation District;
Series 2012 A, Ref. RB	5.00%	11/01/2024	325	329,883
Series 2012 A, Ref. RB	5.00%	11/01/2027	225	228,352
Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(a)	4.75%	10/01/2024	10	10,022
Long Beach (City of), CA Bond Finance Authority;
Series 2012 A, Ref. RB(b)(f)	5.00%	08/01/2022	150	150,945
Series 2012 A, Ref. RB(b)(f)	5.00%	08/01/2022	220	221,386
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	679,050
Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	779,598
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,592
Long Beach Unified School District (Election of 2016); Series 2019 B, GO Bonds	5.00%	08/01/2022	11,555	11,628,194
Los Angeles (City of), CA;
Series 2012 B, Ref. RB(b)(f)	4.00%	06/01/2022	100	100,000
Series 2012 C, Ref. RB(b)(f)	5.00%	06/01/2022	1,490	1,490,000
Series 2012 C, Ref. RB(b)(f)	5.00%	06/01/2022	275	275,000
Series 2012 C, Ref. RB(b)(f)	5.00%	06/01/2022	2,000	2,000,000
Series 2021, RN	4.00%	06/23/2022	26,200	26,248,145
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, Ref. RB	5.00%	07/01/2023	100	100,275
Series 2012 A, Ref. RB	5.00%	07/01/2024	200	200,492
Series 2012 A, Ref. RB	5.00%	07/01/2027	350	350,852
Series 2012 A, Ref. RB	5.00%	07/01/2028	945	947,260
Series 2012 C, RB(b)(f)	5.00%	07/01/2022	245	245,770
Series 2012 C, RB(b)(f)	5.00%	07/01/2022	50	50,157
Series 2012 C, RB(b)(f)	5.00%	07/01/2022	350	351,099
Series 2012 C, RB	5.00%	07/01/2023	350	350,961
Series 2012 C, RB	5.00%	07/01/2024	245	245,610
Series 2012 C, RB	5.00%	07/01/2025	50	50,124
Series 2019 A-2, Ref. VRD RB(d)	0.38%	07/01/2045	32,035	32,035,000
Los Angeles (County of), CA Metropolitan Transportation Authority;
Series 2012 B, Ref. RB	5.00%	07/01/2023	250	250,697
Series 2012 B, Ref. RB	5.00%	07/01/2024	340	341,051
Series 2012 B, Ref. RB	5.00%	07/01/2025	240	240,742
Series 2018 A, Ref. RB	5.00%	07/01/2022	10,000	10,030,918
Los Angeles (County of), CA Public Works Financing Authority; Series 2012, RB(b)(f)	5.00%	08/01/2022	250	251,596
Los Angeles Unified School District; Series 2012 A, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	670	672,105
Los Angeles Unified School District (Headquarters Building);
Series 2012 B, Ref. COP	5.00%	10/01/2025	1,000	1,010,050
Series 2012 B, Ref. COP	5.00%	10/01/2031	245	247,143
Los Rios Community College District; Series 2012, Ref. GO Bonds	5.00%	08/01/2025	195	196,209
Metropolitan Water District of Southern California;
Series 2012 A, Ref. RB	5.00%	10/01/2024	225	225,653
Series 2012 A, Ref. RB	5.00%	10/01/2025	3,840	3,851,113
Series 2012 A, Ref. RB	5.00%	10/01/2029	100	100,282
Series 2012 A, Ref. RB	5.00%	10/01/2030	3,585	3,594,962
Series 2012 G, Ref. RB	5.00%	07/01/2031	370	371,019
Mizuho Floater/Residual Trust; Series 2020, VRD RB (LOC - Mizuho Capital Markets LLC)(c)(d)(e)	0.93%	12/01/2036	20,988	20,988,000
Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	10	10,046

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Northern California Power Agency (Hydroelectric No. 1);
Series 2012 A, Ref. RB(b)(f)	5.00%	07/01/2022	$2,430	$ 2,437,633
Series 2012 A, Ref. RB(b)(f)	5.00%	07/01/2022	525	526,649
Series 2012 A, Ref. RB(b)(f)	5.00%	07/01/2022	150	150,471
Series 2012 A, Ref. RB(b)(f)	5.00%	07/01/2022	250	250,785
Series 2012, Ref. RB(b)(f)	5.00%	07/01/2022	700	702,199
Regents of the University of California Medical Center; Series 2013 K, VRD RB(d)	0.40%	05/15/2047	13,590	13,590,000
Riverside County Asset Leasing Corp. (County Administration Center); Series 2012, RB(b)(f)	5.00%	11/01/2022	345	350,342
Sacramento (City of), CA Municipal Utility District;
Series 2012 Y, Ref. RB	5.00%	08/15/2023	385	387,789
Series 2012 Y, Ref. RB	5.00%	08/15/2024	870	876,593
Series 2012 Y, Ref. RB	5.00%	08/15/2026	100	100,754
Series 2012 Y, Ref. RB	5.00%	08/15/2027	2,500	2,518,791
Series 2012 Y, Ref. RB	5.00%	08/15/2028	8,685	8,749,921
Series 2012 Y, Ref. RB	5.00%	08/15/2029	8,865	8,931,083
Series 2012 Y, Ref. RB	5.00%	08/15/2030	6,435	6,482,836
Sacramento (County of), CA; Series 2003 B, RB (INS - NATL)(a)	5.73%	08/15/2023	1,155	1,172,328
San Bernardino (County of), CA (Captial Facilities); Series 1992 B, COP(f)	6.88%	08/01/2024	1,275	1,353,735
San Francisco (City & County of), CA;
Series 2012 D, GO Bonds(b)(f)	5.00%	06/17/2022	100	100,163
Series 2012 D, GO Bonds(b)(f)	5.00%	06/17/2022	635	636,032
Series 2014 A, GO Bonds(b)(f)	5.00%	06/17/2022	250	250,406
San Francisco (City & County of), CA (Multiple Capital Imporovement); Series 2012 A, COP	5.00%	04/01/2031	250	250,695
San Francisco Unified School District;
Series 2014 B, GO Bonds(b)(f)	4.00%	06/15/2022	450	450,472
Series 2014 B, GO Bonds(b)(f)	5.00%	06/15/2022	450	450,634
Santa Clara (County of), CA; Series 2013 B, GO Bonds(b)(f)	5.00%	08/01/2022	8,830	8,885,638
Santa Clara (County of), CA (Election of 2008); Series 2013 B, GO Bonds(b)(f)	5.00%	08/01/2022	240	241,512
Shoreline Unified School District; Series 2020, Ref. GO Bonds	4.00%	08/01/2022	250	251,164
Southern California Public Power Authority (Windy Point/Windy Flast); Series 2020, Ref. RB	5.00%	07/01/2022	1,420	1,424,507
Tender Option Bond Trust Receipts/Certificates;
Series 2017-XF0576, VRD Ctfs.(c)(d)	0.71%	08/01/2046	4,000	4,000,000
Series 2017-XG0144, VRD Revenue Ctfs.(c)(d)	0.71%	11/01/2044	17,000	17,000,000
Series 2020-YX1135, VRD Ctfs.(c)(d)	0.71%	07/01/2044	10,440	10,440,000
Series 2021, VRD RB(c)(d)	0.74%	06/15/2055	7,998	7,997,500
Vernon (City of), CA; Series 2021 A, RB	4.00%	10/01/2022	1,000	1,006,476
West Valley-Mission Community College District (Election of 2012); Series 2012 A, GO Bonds	5.00%	08/01/2026	435	437,697
Westlands Water District;
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2023	15	15,034
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2024	5	5,010
Series 2012 A, Ref. RB(f)	5.00%	09/01/2022	250	252,312
				335,260,017

Colorado–1.09%
Adams & Arapahoe Joint School District No. 28J Aurora;
Series 2012, Ref. GO Bonds	5.00%	12/01/2024	315	320,152
Series 2012, Ref. GO Bonds	5.00%	12/01/2025	300	304,907
Series 2012, Ref. GO Bonds	5.00%	12/01/2027	100	101,626
Colorado (State of); Series 2013 A, Ref. COP(b)(f)	5.00%	11/01/2023	485	507,359
Colorado (State of) Health Facilities Authority; Series 2005, VRD RB (LOC - UMB Bank, N.A.)(d)(e)	0.72%	01/01/2035	7,900	7,900,000
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	958,962
Colorado (State of) Regional Transportation District (Fastracks); Series 2012 A, RB(b)(f)	5.00%	11/01/2022	5,400	5,482,939
Colorado Springs (City of), CO; Series 2012 C-1, RB	4.00%	11/15/2028	1,250	1,259,575
Denver (City & County of), CO; Series 2012 B, RB	5.00%	11/15/2025	990	1,003,773
Public Authority for Colorado Energy; Series 2008, RB	6.13%	11/15/2023	845	876,152
Pueblo (County of), CO; Series 2005, Ref. COP	4.50%	12/01/2024	5	5,009
Town of Telluride Co.; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	12/01/2036	200	200,562

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
University of Colorado Hospital Authority;
Series 2012 A, RB	5.00%	11/15/2027	$5,915	$ 5,999,935
Series 2012 A, RB	5.00%	11/15/2036	2,470	2,503,214
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	200	203,480
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2023	120	125,273
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2024	130	138,637
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2025	125	136,314
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2026	140	153,294
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2022	330	335,414
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2023	385	401,702
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2024	400	426,424
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2025	355	386,421
				29,731,124

Connecticut–1.72%
Connecticut (State of);
Series 2012 B, GO Bonds	5.00%	04/15/2026	100	100,164
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2023	15,150	15,171,805
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2024	1,880	1,882,287
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2025	11,915	11,929,291
Series 2012 E, GO Bonds	5.00%	09/15/2025	500	504,400
Series 2013 B, GO Bonds	5.00%	03/01/2027	5,050	5,167,145
Series 2018 C, GO Bonds	4.00%	06/15/2024	10,000	10,374,184
Connecticut (State of) Health & Educational Facilities Authority (Bridgeport Hospital); Series 2012 D, RB	5.00%	07/01/2025	1,625	1,629,047
Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	12/01/2023	5	5,010
				46,763,333

District of Columbia–1.41%
District of Columbia;
Series 2012 B, Ref. RB	5.00%	12/01/2026	4,000	4,062,817
Series 2012 B, Ref. RB	5.00%	12/01/2027	670	680,321
Series 2012 C, RB	5.00%	12/01/2023	405	411,989
Series 2012 C, RB	5.00%	12/01/2025	125	126,994
Series 2012 C, RB	5.00%	12/01/2026	1,060	1,076,646
Series 2012 C, RB	5.00%	12/01/2027	1,525	1,548,491
Series 2012 C, RB	5.00%	12/01/2032	2,690	2,728,748
Series 2012 D, Ref. RB	5.00%	12/01/2025	245	248,909
Series 2012, RB	5.00%	12/01/2026	100	101,706
District of Columbia (KIPP Charter School); Series 2013, RB(f)	5.00%	07/01/2023	325	331,238
District of Columbia Water & Sewer Authority;
Series 1998, RB (INS - AGM)(a)	5.50%	10/01/2023	2,065	2,131,561
Series 2012 A, RB	5.00%	10/01/2024	2,175	2,198,096
Series 2012 A, RB	5.00%	10/01/2029	2,005	2,024,614
Series 2012 C, Ref. RB	5.00%	10/01/2026	10,460	10,567,922
Series 2012 C, Ref. RB	5.00%	10/01/2027	1,535	1,550,529
Series 2012 C, Ref. RB	5.00%	10/01/2028	380	383,768
Series 2012 C, Ref. RB	5.00%	10/01/2029	6,320	6,381,824
Metropolitan Washington Airports Authority; Series 2012 A, RB(b)(f)(h)	5.00%	10/01/2022	1,700	1,716,437
				38,272,610

Florida–5.40%
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	5.50%	10/01/2022	25	25,265
Broward (County of), FL; Series 2012 Q-1, RB	5.00%	10/01/2024	1,850	1,869,575
Broward (County of), FL (Parks & Land Preservation); Series 2012, Ref. GO Bonds	5.00%	01/01/2024	1,500	1,505,979
Broward (County of), FL School Board; Series 2012 A, COP(b)(f)	5.00%	07/01/2022	600	601,870
Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	755	689,501

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Collier (County of), FL; Series 2013, Ref. RB	4.00%	10/01/2028	$500	$ 502,883
Florida (State of);
Series 2012 A, RB(b)(f)	5.00%	07/01/2022	535	536,667
Series 2012 B, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	9,800	9,830,543
Series 2012 B, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	2,215	2,221,903
Florida (State of) (Capital Outlay);
Series 2012 C, Ref. GO Bonds(b)(f)	4.00%	06/01/2022	400	400,000
Series 2012 C, Ref. GO Bonds(b)(f)	4.00%	06/01/2022	500	500,000
Series 2012 C, Ref. GO Bonds(b)(f)	5.00%	06/01/2022	1,355	1,355,000
Series 2012 D, Ref. GO Bonds(b)(f)	5.00%	06/01/2022	135	135,000
Series 2013 B, Ref. GO Bonds(b)(f)	4.00%	06/01/2022	100	100,000
Series 2013 B, Ref. GO Bonds(b)(f)	5.00%	06/01/2022	115	115,000
Series 2013 B, Ref. GO Bonds(b)(f)	5.00%	06/01/2022	675	675,000
Series 2013 B, Ref. GO Bonds(b)(f)	5.00%	06/01/2022	200	200,000
Florida (State of) Department of Environmental Protection (Everglades Restoration); Series 2013 A, RB	5.00%	07/01/2023	150	150,424
Florida (State of) Department of Transportation;
Series 2013 A, RB(b)(f)	5.00%	07/01/2022	400	401,247
Series 2021 B, RB	5.00%	07/01/2022	100	100,310
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(f)	6.88%	10/01/2022	1,635	1,664,071
Florida (State of) Municipal Power Agency (Stanton II);
Series 2012 A, RB	5.00%	10/01/2024	2,395	2,423,806
Series 2012 A, RB	5.00%	10/01/2025	700	708,302
Series 2012 A, RB	5.00%	10/01/2026	250	252,948
Florida Development Finance Corp. (Brightline); Series 2021, RB(b)(h)	0.30%	07/01/2022	2,150	2,147,584
Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, RB(c)	1.75%	06/01/2026	1,020	952,139
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,230	1,234,800
Gainesville (City of), FL;
Series 2012 A, RB	5.00%	10/01/2024	120	121,367
Series 2012 A, RB	5.00%	10/01/2025	205	207,335
Series 2012 A, RB	5.00%	10/01/2026	265	268,018
Jacksonville (City of), FL; Series 2012, Ref. RB	5.00%	10/01/2026	600	607,257
Jacksonville (City of), FL (Better Jacksonville);
Series 2012 A, Ref. RB	5.00%	10/01/2026	600	606,010
Series 2012 A, Ref. RB	5.00%	10/01/2027	3,000	3,029,246
Series 2012 A, Ref. RB	5.00%	10/01/2028	1,880	1,897,134
Series 2012 A, Ref. RB	5.00%	10/01/2029	2,290	2,309,572
Series 2012, Ref. RB	5.00%	10/01/2024	3,000	3,031,555
Series 2012, Ref. RB (INS - AGM)(a)	5.00%	10/01/2026	200	202,084
Series 2012, Ref. RB	5.00%	10/01/2027	150	151,462
JEA (St. Johns River Power Park System);
Series 2012 6, RB	4.00%	10/01/2032	100	100,100
Series 2012, RB	5.00%	10/01/2022	2,000	2,014,493
JEA Electric System;
Series 2008 3-A, VRD RB(d)	0.73%	10/01/2036	10,720	10,720,000
Series 2008 C-2, VRD RB(d)	0.70%	10/01/2034	20,425	20,425,000
JEA Water & Sewer System; Series 2008 A-2, VRD RB(d)	0.70%	10/01/2038	10,500	10,500,000
Lee (County of), FL; Series 2010 A, Ref. RB (INS - AGM)(a)(h)	5.00%	10/01/2022	475	476,445
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2012, Ref. RB(b)(f)	5.00%	11/15/2022	2,415	2,455,030
Miami-Dade (County of), FL;
Series 2008 B, Ref. RB (INS - AGM)(a)	5.25%	10/01/2022	3,300	3,343,621
Series 2012 B, Ref. RB	5.00%	10/01/2024	905	913,305
Miami-Dade (County of), FL Industrial Development Authority (Florida Power & Light); Series 2021, Ref. VRD RB(d)	0.58%	05/01/2046	10,000	10,000,000
Miami-Dade (County of), FL Transit System; Series 2012, RB(b)(f)	5.00%	07/01/2022	2,875	2,883,960
Orlando (City of), FL Utilities Commission; Series 2015 B, Ref. VRD RB(d)	0.71%	10/01/2039	31,450	31,450,000
Palm Beach County School District; Series 2012 C, COP(b)(f)	5.00%	08/01/2022	250	251,563
Pasco County School Board; Series 2013, RB	5.00%	10/01/2022	200	202,439

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Polk (County of), FL;
Series 2012, Ref. RB	5.00%	10/01/2024	$125	$ 126,440
Series 2012, Ref. RB	5.00%	10/01/2025	165	166,901
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,545	1,367,745
Series 2021 B-2, RB	1.45%	01/01/2027	1,340	1,214,008
Port St. Lucie (City of), FL; Series 2005 A, RB (INS - NATL)(a)	4.38%	07/01/2023	5	5,011
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 1998 B, Ref. RB (INS - NATL)(a)	5.25%	07/01/2024	250	261,968
School District of Broward County;
Series 2012 A, COP(b)(f)	5.00%	07/01/2022	375	376,169
Series 2012 A, COP(b)(f)	5.00%	07/01/2022	1,450	1,454,519
Series 2021, RN	2.00%	06/30/2022	515	515,308
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2022	110	110,143
Series 2021, Ref. RB	4.00%	12/15/2023	120	120,176
Sunrise Lakes Phase 4 Recreation District;
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2022	10	10,023
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2023	5	5,010
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.13%	08/01/2024	20	20,035
Tampa (City of), FL (H Lee Moffitt Cancer); Series 2012 A, RB(f)	5.00%	09/01/2026	1,540	1,554,319
				146,774,588

Georgia–3.82%
Atlanta (City of) & Fulton (County of), GA Recreation Authority; Series 2007 A, RB (INS - NATL)(a)	4.13%	12/01/2022	5	5,011
Atlanta (City of), GA Urban Residential Finance Authority (Hollywood Shawnee Apartments); Series 2021 B, RB(b)(c)	1.35%	01/01/2023	2,600	2,590,433
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 2013, Ref. RB(b)	2.93%	03/12/2024	7,000	6,984,016
Cedartown Polk (County of), GA Hospital Authority (Polk Medical Center); Series 2016, RB(b)(f)	5.00%	07/01/2026	460	505,579
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(a)	4.38%	01/01/2026	35	35,050
Dalton (City of), GA Downtown Development Authority; Series 1996, Ctfs. (INS - NATL)(a)	5.50%	08/15/2026	2,795	2,957,421
Georgia (State of);
Series 2012 A, GO Bonds	5.00%	07/01/2027	225	225,518
Series 2012 A, GO Bonds	5.00%	07/01/2028	100	100,221
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(a)	5.00%	12/01/2023	45	45,125
Housing Authority of Clayton County Facilities Holding Co. LLC (The) (Riverwood Townhouses); Series 2021 B, RB(b)(c)	1.40%	04/01/2023	2,000	1,985,137
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(b)(f)	5.00%	04/01/2024	1,655	1,736,481
Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(b)	1.63%	10/01/2022	2,000	1,998,988
Macon-Bibb (County of), GA Housing Authority (Sandy Springs Apartments); Series 2021, RB(b)	1.40%	11/01/2022	1,250	1,247,451
Main Street Natural Gas, Inc.;
Series 2018 A, RB(b)	4.00%	09/01/2023	36,595	37,283,857
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(b)(g)	1.46%	09/01/2023	1,000	994,023
Subseries 2018 C, RB(b)	4.00%	12/01/2023	3,970	4,055,213
Subseries 2018 D, RB (1 mo. USD LIBOR + 0.83%)(b)(g)	1.54%	12/01/2023	30,000	29,819,424
Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - AGC)(a)	4.50%	09/01/2025	30	30,066
Savannah (City of), GA Hospital Authority; Series 2013 A, RB	5.50%	07/01/2027	500	517,539
Tender Option Bond Trust Receipts/Certificates; Series 2015-XF1016, VRD RB(c)(d)	0.74%	08/15/2049	10,520	10,520,000
				103,636,553

Hawaii–0.07%
Hawaii (State of);
Series 2012 EE, GO Bonds(b)(f)	5.00%	11/01/2022	275	279,224
Series 2012 EF, Ref. GO Bonds(b)(f)	5.00%	11/01/2022	400	406,144
Series 2013 EH, GO Bonds(b)(f)	5.00%	08/01/2023	320	332,478
Honolulu (City & County of), HI; Series 2012 B, GO Bonds	5.00%	11/01/2025	200	202,946
University of Hawaii; Series 2020 D, Ref. RB	5.00%	10/01/2022	700	708,748
				1,929,540

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–9.80%
Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2026	$210	$ 232,582
Centerpoint Intermodal Center Program Trust; Series 2004 A, Ctfs.(b)(c)	4.00%	12/15/2022	2,325	2,325,482
Chicago (City of), IL;
Series 1999, GO Bonds (INS - NATL)(a)(j)	0.00%	01/01/2024	6,110	5,824,506
Series 2008, Ref. RB (INS - AGM)(a)	5.00%	11/01/2025	905	906,830
Series 2008, Ref. RB (INS - AGM)(a)	5.25%	11/01/2033	3,905	3,911,649
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	11/01/2025	235	237,980
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(h)	5.00%	01/01/2024	9,045	9,073,294
Series 2013 B, Ref. RB	5.00%	01/01/2027	1,000	1,015,318
Series 2013 B, Ref. RB	5.25%	01/01/2029	100	101,675
Chicago (City of), IL Board of Education;
Series 1999 A, GO Bonds (INS - BHAC)(a)(j)	0.00%	12/01/2022	800	792,580
Series 2005 A, Ref. GO Bonds (INS - AMBAC)(a)	5.50%	12/01/2023	200	209,387
Chicago (City of), IL Transit Authority; Series 2021, Ref. RB	5.00%	06/01/2022	800	800,000
Chicago State University; Series 1998, RB (INS - NATL)(a)	5.50%	12/01/2023	905	936,611
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.40%	12/01/2022	300	300,552
Series 2004, GO Bonds (INS - NATL)(a)	4.50%	12/01/2023	630	631,784
Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	350,910
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	451,154
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,054
Cook (County of), IL;
Series 2012 C, Ref. GO Bonds	5.00%	11/15/2023	4,375	4,440,205
Series 2012 C, Ref. GO Bonds	5.00%	11/15/2024	3,840	3,896,543
Series 2012 C, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2025	4,670	4,742,395
Series 2012 C, Ref. GO Bonds	5.00%	11/15/2029	16,540	16,761,656
Series 2012 C, Ref. GO Bonds	5.00%	11/15/2033	1,000	1,012,809
Series 2012, RB	5.00%	11/15/2024	250	253,818
Series 2012, RB	5.00%	11/15/2025	200	203,055
Series 2012, RB	5.00%	11/15/2026	125	126,909
Series 2012, RB	5.00%	11/15/2029	125	126,909
Cook County Community High School District No. 233 Homewood-Flossmoor; Series 2013, GO Bonds(b)(f)	4.00%	06/01/2022	2,695	2,695,000
Illinois (State of);
Series 1992 P, RB(f)	6.50%	06/15/2022	45	45,083
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2022	7,500	7,544,481
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,144,485
Series 2017 D, GO Bonds	5.00%	11/01/2022	22,620	22,926,236
Series 2017 D, GO Bonds	5.00%	11/01/2025	10,960	11,751,776
Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,144,469
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	3,500	3,538,515
Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,188,747
Illinois (State of) Finance Authority;
Series 2013 A, RB	5.00%	07/01/2022	1,000	1,002,507
Series 2013 A, RB(f)	5.00%	07/01/2023	1,000	1,026,951
Series 2019 A, Ref. RB	4.00%	11/01/2023	405	407,037
Series 2019 A, Ref. RB	5.00%	11/01/2025	440	453,471
Series 2019 A, Ref. RB	5.00%	11/01/2026	460	475,231
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2012, RB(b)(f)	5.00%	06/01/2022	18,080	18,080,000
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	560	559,926
Illinois (State of) Finance Authority (Downers Grove Community High School); Series 2019, RB	4.00%	12/15/2022	525	532,445
Illinois (State of) Finance Authority (Loyola University of Chicago);
Series 2012 B, RB	5.00%	07/01/2024	250	250,481
Series 2012 B, RB	5.00%	07/01/2025	1,500	1,502,761
Series 2012 B, RB	5.00%	07/01/2026	390	390,702
Illinois (State of) Finance Authority (Northshore Edward); Series 2020 D, Ref. VRD RB(d)	0.46%	08/15/2057	20,000	20,000,000
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2021 B, Ref. VRD RB(d)	0.42%	07/15/2055	7,150	7,150,000

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(a)	4.60%	09/01/2025	$25	$ 25,048
Illinois (State of) Medical District Commission; Series 2002, COP (INS - NATL)(a)	5.00%	06/01/2022	30	30,000
Lake (County of), IL; Series 2020, Ref. RB	4.00%	12/01/2022	900	911,181
Lake County Community College District No. 532; Series 2013 A, GO Bonds	4.00%	06/01/2023	500	500,955
Melrose Park (Village of), IL; Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	1,700	1,704,596
Metropolitan Pier & Exposition Authority (McCormick Place); Series 2012 B, Ref. RB(b)(f)	5.00%	06/15/2022	9,965	9,977,085
Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2022	6,070	6,070,000
Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(a)	6.00%	06/01/2023	495	503,278
Riverdale (Village of), IL; Series 2003 E, Ref. GO Bonds (INS - AGM)(a)	4.80%	01/01/2023	25	25,036
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,570
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	10,686,526
Southwestern Illinois Development Authority; Series 2013, RB(f)	6.38%	11/01/2023	575	598,586
Tender Option Bond Trust Receipts/Certificates;
Series 2018-XL0093, VRD Ctfs.(c)(d)	0.82%	01/01/2048	31,700	31,700,000
Series 2020-XM00917, VRD Ctfs.(c)(d)	0.81%	01/01/2037	8,920	8,920,000
Series 2020-XM00918, VRD Ctfs.(c)(d)	0.81%	07/01/2024	3,800	3,800,000
University of Illinois;
Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2022	2,110	2,127,726
Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2026	1,020	1,028,123
University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(a)	4.65%	12/01/2023	30	30,076
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,039
Western Springs (Village of), IL; Series 2017, GO Bonds	3.00%	12/01/2022	110	110,763
Will County Community Unit School District No. 365; Series 2003, GO Bonds (INS - AGM)(a)(j)	0.00%	11/01/2023	19,955	19,394,412
Winnebago (County of), IL; Series 2013 A, Ref. GO Bonds	5.00%	12/30/2023	150	152,727
				266,133,678

Indiana–0.43%
Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(h)	5.50%	02/01/2025	560	560,876
Indiana (State of) Finance Authority; Series 2010 A, Ref. RB	5.00%	12/01/2022	190	193,441
Indiana (State of) Finance Authority (Beacon Health System Obligated Group); Series 2013 A, RB(b)(f)	5.00%	08/15/2023	2,000	2,076,907
Indiana (State of) Finance Authority (Fulcrum Centerpoint); Series 2021, RB(b)(h)	0.28%	11/15/2022	5,000	4,945,457
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,521,387
Merrillville (Town of), IN; Series 2016, RB	5.05%	04/01/2026	395	384,526
				11,682,594

Iowa–0.11%
Des Moines (City of), IA Airport Authority;
Series 2012, Ref. RB(h)	5.00%	06/01/2027	1,000	1,000,837
Series 2012, Ref. RB(h)	5.00%	06/01/2028	1,000	1,000,837
Iowa State University of Science & Technology; Series 2020, RB	5.00%	07/01/2022	870	872,712
				2,874,386

Kansas–0.42%
Kansas (State of) Development Finance Authority (Adventist Health Sunbelt Obligated Group);
Series 2012 A, Ref. RB	5.00%	11/15/2028	2,000	2,005,409
Series 2012 A, Ref. RB	5.00%	11/15/2032	9,105	9,128,726
Series 2012 A, Ref. RB	5.00%	11/15/2034	210	210,530
				11,344,665

Kentucky–2.13%
Jefferson County Capital Projects Corp.;
Series 2007 A, Ref. RB (INS - AGM)(a)	4.25%	06/01/2022	10	10,000
Series 2007 A, Ref. RB (INS - AGM)(a)	4.38%	06/01/2028	25	25,041
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2027	4,750	5,282,675
Series 2018, RB	5.00%	05/01/2028	5,000	5,625,737
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(b)(g)	1.83%	06/01/2025	10,000	9,806,921
Kentucky (State of) Turnpike Authority; Series 2016 A, Ref. RB	5.00%	07/01/2022	135	135,412

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Turnpike Authority (Revitalization);
Series 2012 A, RB(b)(f)	5.00%	07/01/2022	$3,000	$ 3,009,350
Series 2012 A, RB(b)(f)	5.00%	07/01/2022	4,000	4,012,466
Series 2012 A, RB	5.00%	07/01/2022	120	120,366
Kentucky Rural Water Finance Corp.; Series 2008, Ref. RB	4.13%	02/01/2023	5	5,008
Louisville (City of) & Jefferson (County of), KY Metropolitan Government; Series 2007, Ref. VRD RB(d)	0.72%	06/01/2033	29,700	29,700,000
				57,732,976

Louisiana–0.71%
Ernest N Morial New Orleans Exhibition Hall Authority; Series 2012, Ref. RB	5.00%	07/15/2026	570	572,519
Louisiana (State of); Series 2022 A, Ref. RB (SOFR + 0.50%)(b)(g)	1.05%	05/01/2026	3,175	3,115,463
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2023	170	169,839
Series 2019 A, RB	5.00%	01/01/2024	175	174,180
Louisiana (State of) Stadium & Exposition District; Series 2020, RB	5.00%	07/03/2023	15,000	15,245,236
				19,277,237

Maine–0.14%
Maine (State of) Educational Loan Authority; Series 2012 A-1, RB (INS - AGC)(a)(h)	4.75%	12/01/2024	1,550	1,570,884
Maine (State of) Turnpike Authority;
Series 2012 A, RB(b)(f)	5.00%	07/01/2022	325	326,013
Series 2015, Ref. RB	5.00%	07/01/2022	1,810	1,815,566
				3,712,463

Maryland–0.63%
Baltimore (County of), MD; Series 2014, Ref. GO Bonds	4.00%	08/01/2022	225	226,059
Maryland (State of); Second Series 2014 B, GO Bonds(b)(f)	3.00%	08/01/2022	1,570	1,574,749
Maryland (State of) Department of Transportation; Series 2014, RB(b)(f)	5.00%	06/01/2022	100	100,000
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	7,005	7,202,862
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System); Series 2012, RB(b)(f)	5.00%	07/01/2022	1,000	1,003,158
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	7,030	7,050,581
				17,157,409

Massachusetts–1.94%
Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(a)	4.75%	02/01/2024	25	25,072
Fall River (City of), MA; Series 2022, GO Notes	3.00%	02/03/2023	11,720	11,825,263
Massachusetts (Commonwealth of); Series 2013 A, RB	5.00%	06/15/2023	360	360,504
Massachusetts (Commonwealth of) (Green Bonds);
Series 2014 E, GO Bonds	5.00%	09/01/2024	680	685,086
Series 2014 E, GO Bonds	5.00%	09/01/2029	7,500	7,547,930
Series 2014 E, GO Bonds	5.00%	09/01/2030	950	955,871
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2012 A, Ref. RB(b)(f)	5.00%	07/01/2022	645	647,015
Massachusetts (Commonwealth of) Department of Transportation; Series 1993 A, RB(f)	5.13%	01/01/2023	535	546,571
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007 C, RB (3 mo. USD LIBOR + 0.82%)(g)	1.77%	11/15/2032	2,875	2,855,297
Massachusetts (Commonwealth of) Federal Highway Grant Anticipation Note (Accelerated Bridge); Series 2016 A, RB	5.00%	06/15/2023	1,000	1,002,765
Massachusetts (Commonwealth of) School Building Authority;
Series 2012 A, Ref. RB(b)(f)	5.00%	08/15/2022	680	685,274
Series 2012 A, Ref. RB(b)(f)	5.00%	08/15/2022	3,320	3,346,093
Massachusetts (State of) Bay Transportation Authority; Series 2012 A, Ref. RB(b)(f)	4.05%	07/01/2022	10,000	10,023,637
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2012, RB	5.00%	10/01/2025	1,140	1,151,228
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2002 K, RB	5.50%	07/01/2022	125	125,446

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University);
Series 2008 T-1, RB	5.00%	10/01/2027	$325	$ 328,038
Series 2008 T-1, RB	5.00%	10/01/2030	2,250	2,269,380
Series 2008 T-2, RB	5.00%	10/01/2024	640	646,496
Series 2008 T-2, RB	5.00%	10/01/2030	2,000	2,017,227
Massachusetts (State of) Port Authority; Series 2012 B, Ref. RB(b)(f)	5.00%	07/01/2022	2,750	2,758,706
Massachusetts (State of) School Building Authority;
Series 2012 A, Ref. RB	5.00%	08/15/2023	1,330	1,339,416
Series 2012 A, Ref. RB	5.00%	08/15/2024	1,350	1,358,290
North Reading (Town of), MA; Series 2005, GO Bonds (INS - AMBAC)(a)	4.00%	09/15/2023	10	10,021
Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,042
Series 2008, GO Bonds	4.20%	09/15/2027	15	15,025
Worcester (City of), MA;
Series 2005 C, GO Bonds (INS - AMBAC)(a)	4.13%	09/15/2023	15	15,030
Series 2006, GO Bonds (INS - SGI)(a)	4.20%	11/01/2024	10	10,017
				52,575,740

Michigan–3.02%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	385	380,864
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	115	114,912
Detroit (City of), MI; Series 2006, Ref. RB (3 mo. USD LIBOR + 0.60%) (INS - AGM)(a)(g)	0.74%	07/01/2032	7,825	7,649,879
Howell (Town of), MI; Series 2006, GO Bonds (INS - AGM)(a)	4.50%	06/01/2022	10	10,000
Michigan (State of) Finance Authority; Series 2021 A-1, RN	3.00%	07/20/2022	10,375	10,396,187
Michigan (State of) Finance Authority (Beaumont-Spectrum Consolidated); Series 2022, Ref. RB	5.00%	10/15/2022	5,250	5,310,482
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2012, RB	5.00%	11/15/2025	1,000	1,014,496
Michigan (State of) Finance Authority (Trinity Health Corp.);
Series 2015, Ref. RB(b)(f)	5.00%	06/01/2022	14,190	14,190,000
Series 2015, Ref. RB(b)(f)	5.00%	06/01/2022	7,480	7,480,000
Michigan (State of) Hospital Finance Authority (McLaren Healthcare);
Series 2012 A, Ref. RB	5.00%	06/01/2023	400	401,074
Series 2012 A, Ref. RB	5.00%	06/01/2024	200	200,922
Series 2012 A, Ref. RB	5.00%	06/01/2026	2,055	2,063,999
Series 2012 A, Ref. RB	5.00%	06/01/2027	205	205,876
Michigan (State of) Housing Development Authority; Series 2021 A, RB	0.55%	04/01/2025	2,750	2,596,965
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	10,120	10,366,321
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	186,903
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(c)(d)	0.74%	10/15/2051	2,680	2,680,000
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 A, RB	5.00%	12/01/2024	2,135	2,163,716
Series 2012 A, RB	5.00%	12/01/2026	5,380	5,451,950
Series 2012 D, Ref. RB(h)	5.00%	12/01/2028	9,050	9,164,286
				82,028,832

Minnesota–0.47%
Duluth Independent School District No. 709; Series 2016 A, Ref. COP	5.00%	02/01/2023	2,415	2,468,459
Minnesota (State of);
Series 2012 B, Ref. RB	5.00%	03/01/2024	380	381,146
Series 2012 B, Ref. RB	4.00%	03/01/2026	4,700	4,711,389
Series 2012 B, Ref. RB	5.00%	03/01/2029	2,000	2,016,888
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(a)	4.13%	03/01/2027	15	15,017
Minnesota (State of) Housing Finance Agency; Series 2019 D, Ref. VRD RB(d)	0.68%	06/10/2022	2,470	2,470,000
New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,012
North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,022
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2016 A, Ref. RB(b)(f)	4.50%	07/01/2026	385	403,424
Western Minnesota Municipal Power Agency; Series 2014 A, RB	5.00%	01/01/2023	265	270,416
				12,751,773

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–0.70%
Mississippi (State of) Development Bank;
Series 2013 B, RB (INS - BAM)(a)	5.00%	10/01/2023	$530	$ 544,146
Series 2013, RB (INS - AGM)(a)	5.25%	12/01/2022	800	813,709
Mississippi Business Finance Corp.; Series 2006, RB	4.55%	12/01/2028	25	24,396
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2007 E, VRD IDR(d)	0.43%	12/01/2030	17,760	17,760,000
				19,142,251

Missouri–0.25%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	290	275,499
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	4.25%	04/01/2026	220	217,692
Metropolitan St. Louis Sewer District; Series 2012 B, Ref. RB(b)(f)	5.00%	06/27/2022	480	481,340
Missouri (State of) Development Finance Board;
Series 2012 A, RB(b)(f)	5.00%	06/01/2022	1,110	1,110,000
Series 2012 A, RB(b)(f)	5.00%	06/01/2022	425	425,000
Missouri (State of) Health & Educational Facilities Authority; Series 2017, Ref. RB	5.00%	04/01/2026	3,130	3,338,444
Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	49,582
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(a)(j)	0.00%	06/01/2025	180	156,647
St. Louis (City of), MO Metropolitan Sewer District; Series 2012 B, Ref. RB(b)(f)	5.00%	06/27/2022	255	255,863
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	595	600,495
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2017, Ref. RB	3.00%	09/01/2022	20	19,972
				6,930,534

Montana–1.49%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Ctfs. (LOC - Mizuho Capital Markets LLC)(c)(d)(e)	0.93%	01/01/2034	40,375	40,375,000
Ravalli County School District No. 7; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	07/01/2023	10	10,019
				40,385,019

Nebraska–0.94%
Central Plains Energy Project (No. 3);
Series 2012, RB(k)	5.25%	09/01/2037	5,000	5,043,013
Series 2012, RB(k)	5.00%	09/01/2042	5,000	5,039,949
Central Plains Energy Project (No. 4); Series 2018, RB(b)	5.00%	01/01/2024	13,500	13,903,209
Douglas (County of), NE (Creighton University); Series 2017, Ref. RB	5.00%	07/01/2022	345	346,024
Lincoln (City of), NE; Series 2012, Ref. RB(f)	5.00%	09/01/2022	1,250	1,261,749
				25,593,944

Nevada–0.14%
Clark (County of), NV Department of Aviation (Las Vegas-McCarran International Airport); Series 2012 B, Ref. RB	5.00%	07/01/2025	265	265,712
Las Vegas (City of), NV Valley Water District; Series 2012 A, Ref. GO Bonds(b)(f)	5.00%	06/01/2022	100	100,000
Las Vegas Valley Water District;
Series 2012 B, GO Bonds(b)(f)	5.00%	06/01/2022	125	125,000
Series 2012 B, GO Bonds(b)(f)	5.00%	06/01/2022	1,800	1,800,000
Series 2012 B, GO Bonds(b)(f)	5.00%	06/01/2022	200	200,000
Nevada (State of);
Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	460	462,627
Series 2012 D, Ref. GO Bonds	5.00%	06/01/2023	225	225,641
Nevada (State of) System of Higher Education; Series 2012 A, RB(b)(f)	5.00%	07/01/2022	155	155,483
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(c)	2.50%	06/15/2024	350	341,163
				3,675,626

New Hampshire–0.01%
New Hampshire (State of) Turnpike System;
Series 2012 C, RB(b)(f)	5.00%	08/01/2022	100	100,625
Series 2015 A, RB	5.00%	10/01/2022	200	202,520
				303,145

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–6.82%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2027	$250	$ 278,448
Camden (County of), NJ Improvement Authority; Series 2013 A, Ref. RB	5.00%	12/01/2027	1,610	1,666,411
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,500	1,503,583
Series 2014, Ref. RB	5.00%	11/01/2023	3,515	3,637,470
New Jersey (State of); Series 2020 A, GO Bonds	5.00%	06/01/2026	18,000	19,746,832
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2025	1,500	1,610,090
Series 2016 A, Ref. RB(f)	5.00%	06/15/2025	1,000	1,084,842
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - NATL)(a)	5.25%	07/01/2025	6,840	7,362,720
Series 2004 A, RB(f)	5.25%	07/01/2025	820	895,228
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	3,010	3,138,632
Series 2005 N-1, Ref. RB (INS - AMBAC)(a)	5.50%	09/01/2024	6,000	6,390,383
Series 2012 KK, RB(b)(f)	5.00%	09/01/2022	185	186,743
Series 2012 KK, RB	5.00%	03/01/2023	2,135	2,153,725
Series 2012, Ref. RB(b)(f)	5.00%	06/15/2022	6,500	6,509,084
Series 2012, Ref. RB(f)	5.00%	06/15/2022	1,520	1,522,124
Series 2013 NN, Ref. RB	5.00%	03/01/2023	2,000	2,047,659
Series 2013 NN, Ref. RB(b)(f)	5.00%	03/01/2023	14,235	14,604,373
Series 2013 NN, Ref. RB	5.00%	03/01/2025	3,000	3,054,315
Series 2017 A, Ref. RB(c)	3.50%	09/01/2022	10	10,011
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,558,861
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,043,247
New Jersey (State of) Educational Facilities Authority (Ramapo College);
Series 2012 B, Ref. RB(b)(f)	5.00%	07/01/2022	1,430	1,434,457
Series 2012 B, Ref. RB(b)(f)	5.00%	07/01/2022	1,500	1,504,675
Series 2012 B, Ref. RB(b)(f)	5.00%	07/01/2022	1,575	1,579,909
New Jersey (State of) Health Care Facilities Financing Authority; Series 2013, Ref. RB	5.00%	09/15/2023	400	416,481
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2012 A, Ref. RB(b)(f)	5.00%	07/01/2022	1,025	1,028,194
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2026	1,250	1,253,628
Series 2011, Ref. RB	5.00%	07/01/2027	310	310,892
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(a)	5.25%	12/15/2023	1,000	1,045,712
Series 2006 A, RB (INS - AGM)(a)	5.50%	12/15/2022	1,000	1,021,350
Series 2006 A, RB (INS - AGM)(a)	5.25%	12/15/2023	1,370	1,439,650
Series 2010 D, RB	5.25%	12/15/2023	4,505	4,710,935
Series 2012 A, RB(b)(f)	5.00%	06/15/2022	3,755	3,760,178
Series 2012 A-A, RB(b)(f)	5.00%	06/15/2022	3,545	3,549,889
Series 2018 A, Ref. RB	5.00%	06/15/2028	5,000	5,423,326
Series 2018 A, Ref. RN	5.00%	06/15/2024	3,500	3,693,171
North Caldwell School District; Series 2010, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	02/15/2023	515	516,003
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(f)(h)	5.00%	12/01/2023	655	670,916
Tender Option Bond Trust Receipts/Certificates;
Series 2016-XF1059, VRD Ctfs. (INS - AMBAC)(a)(c)(d)	0.77%	12/15/2036	40,889	40,889,000
Series 2017-XF2482, VRD Ctfs. (INS - BAM)(a)(c)(d)	0.78%	03/01/2042	3,935	3,935,000
Union (County of), NJ Industrial Pollution Control Financing Authority (Exxon); Series 1994, Ref. VRD RB(d)	0.42%	07/01/2033	27,135	27,135,000
				185,323,147

New Mexico–0.16%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012 A, Ref. RB	4.75%	07/01/2022	545	546,531
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 C, RB	2.25%	07/01/2023	1,550	1,545,060
Series 2019 C, RB	2.38%	07/01/2024	1,550	1,519,851

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2024	$105	$ 109,280
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2025	160	168,724
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 B, RB	2.63%	05/15/2025	505	495,898
				4,385,344

New York–13.70%
Erie (County of), NY Industrial Development Agency (The);
Series 2012, RB(b)(f)	5.00%	06/13/2022	1,025	1,026,222
Series 2012, RB(b)(f)	5.00%	06/13/2022	380	380,453
Long Island (City of), NY Power Authority;
Series 2012 B, RB	5.00%	09/01/2023	450	453,756
Series 2012 B, RB	5.00%	09/01/2024	2,035	2,051,975
Metropolitan Transportation Authority;
Series 2012 A, Ref. RB	5.00%	11/15/2023	250	253,700
Series 2012 A, Ref. RB	5.00%	11/15/2024	450	457,041
Series 2012 A, Ref. RB	5.00%	11/15/2025	700	710,938
Series 2012 C, RB(f)	5.00%	11/15/2028	8,095	8,221,021
Series 2012 C, RB(f)	5.00%	11/15/2029	5,625	5,712,568
Series 2012 D, Ref. RB	5.00%	11/15/2025	365	369,789
Series 2012 D, Ref. RB(f)	5.00%	11/15/2028	14,985	15,211,426
Series 2012 F, Ref. RB	5.00%	11/15/2024	940	952,874
Series 2012 F, Ref. RB(f)	5.00%	11/15/2027	10,000	10,169,427
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	121,641
Series 2015 F, Ref. RB	5.00%	11/15/2027	525	562,201
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,450	1,508,990
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	150,978
Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,702,118
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,122,048
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	658,883
Series 2018 B, Ref. RB	5.00%	11/15/2023	2,200	2,289,502
Series 2018 B, Ref. RB	5.00%	11/15/2024	175	185,106
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	3,000	3,006,443
Nassau Health Care Corp.; Series 2009, Ref. RB	5.00%	08/01/2022	6,000	6,036,802
New York & New Jersey (States of) Port Authority;
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	487,995
One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	474,022
Series 2012, RB(b)(f)(h)	5.00%	06/20/2022	1,575	1,577,991
Series 2012, RB(b)(f)(h)	5.00%	06/20/2022	1,345	1,347,555
Series 2012, RB	4.00%	12/01/2026	560	560,814
Series 2012, RB	4.00%	12/01/2027	200	200,291
New York (City of), NY;
Series 2012 B, GO Bonds	5.00%	08/01/2023	250	251,603
Series 2012 EE, RB(b)(f)	5.00%	06/15/2022	200	200,285
Series 2012 EE, RB(b)(f)	5.25%	06/15/2022	1,025	1,026,555
Series 2012 FF, RB(b)(f)	5.00%	06/15/2022	150	150,214
Series 2012 I, GO Bonds	5.00%	08/01/2023	360	362,308
Series 2012 I, GO Bonds	5.00%	08/01/2024	1,425	1,433,621
Series 2012 I, GO Bonds	5.00%	08/01/2025	520	523,137
Series 2012 I, GO Bonds	5.00%	08/01/2026	245	246,478
Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	500	503,243
Series 2017 CC-2, Ref. RB	5.00%	06/15/2024	670	683,589
Series 2018 A, Ref. GO Bonds	5.00%	08/01/2022	5,000	5,032,425
Subseries 2012 A-1, GO Bonds	5.00%	10/01/2022	9,070	9,185,491
Subseries 2016 A-5, VRD GO Bonds(d)	0.42%	08/01/2044	20,000	20,000,000
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(d)	0.57%	10/01/2042	41,180	41,180,000

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2019 DD, RB	5.00%	06/15/2024	$2,110	$ 2,152,796
Subseries 2012 A-1, VRD RB(d)	0.45%	06/15/2044	14,085	14,085,000
New York (City of), NY Transitional Finance Authority;
Series 2012 B, Ref. RB	5.00%	11/01/2024	785	796,596
Series 2012 B, Ref. RB	5.00%	11/01/2025	1,810	1,836,357
Series 2012 B, Ref. RB	5.00%	11/01/2026	5,430	5,507,934
Series 2012 B, Ref. RB	5.00%	11/01/2029	1,900	1,924,249
Series 2012 B, Ref. RB	5.00%	11/01/2030	6,035	6,109,503
Series 2012 E, RB	4.00%	11/01/2027	610	616,618
Series 2012 S-1, RB	5.00%	07/15/2023	915	918,822
Series 2012 S-1, RB	5.00%	07/15/2024	100	100,360
Series 2012 S-1, RB	5.00%	07/15/2025	450	451,610
Series 2012 S-1, RB	5.00%	07/15/2026	440	441,708
Series 2012 S-1, RB	5.00%	07/15/2027	345	346,314
Series 2012 S-1, RB	5.00%	07/15/2028	510	511,899
Series 2012 S-1, RB	5.00%	07/15/2029	1,660	1,665,857
Series 2012 S-1, RB	5.00%	07/15/2030	375	376,255
Series 2012 S-1, RB	5.00%	07/15/2032	475	476,549
Series 2014 A-3, VRD RB(d)	0.46%	08/01/2043	27,525	27,525,000
Subseries 2012 C-1, RB	5.00%	11/01/2025	290	294,223
Subseries 2012 C-1, RB	5.00%	11/01/2027	490	496,663
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2024	6,640	6,758,353
Series 2012 A, Ref. RB	5.00%	12/15/2025	925	941,337
Series 2012 A, Ref. RB	5.00%	12/15/2026	250	254,402
Series 2012 A, Ref. RB	5.00%	12/15/2027	800	813,870
Series 2012 A, Ref. RB	5.00%	12/15/2028	500	508,615
Series 2012 A, Ref. RB	5.00%	12/15/2029	1,235	1,256,211
Series 2012 A, Ref. RB	5.00%	06/15/2031	670	681,182
Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	230	224,432
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 1998, RB (INS - NATL)(a)	5.50%	07/01/2023	3,435	3,513,100
New York (State of) Housing Finance Agency (Green Bonds); Series 2018 H, RB	2.75%	11/01/2022	855	859,227
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2019 K, RB	1.45%	05/01/2023	2,375	2,366,457
Series 2021 D-2, RB(b)	0.25%	05/01/2023	2,000	1,959,619
New York (State of) Thruway Authority Highway & Bridge Trust Fund;
Series 2012 A, RB	5.00%	04/01/2024	150	150,458
Series 2012 A, RB	5.00%	04/01/2027	17,285	17,335,737
Series 2012 A, RB	5.00%	04/01/2028	12,565	12,601,882
Series 2012 A, RB	5.00%	04/01/2029	2,000	2,005,871
Series 2012 A, RB	5.00%	04/01/2030	3,850	3,861,301
Series 2012 A, RB	5.00%	04/01/2031	6,600	6,619,373
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(b)	0.70%	05/01/2025	5,000	4,686,551
New York City Housing Development Corp. (Sustainable Development); Series 2021 F-2, RB (CEP - Federal Housing Administration)(b)	0.60%	07/01/2025	1,000	930,570
New York City Housing Development Corp. (Sustainable Neighborhood); Series 2019, RB(b)	1.75%	07/03/2023	1,890	1,876,531
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2022	300	300,000
Series 2016 B, Ref. RB	5.00%	06/01/2023	685	701,026
Series 2016 B, Ref. RB	5.00%	06/01/2026	460	493,473
New York State Environmental Facilities Corp.;
Series 2012 A, Ref. RB(b)(f)	5.00%	06/15/2022	235	235,331
Series 2012 A, Ref. RB(b)(f)	5.00%	06/15/2022	1,200	1,201,690
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2012 D, RB(b)(f)	5.00%	06/15/2022	295	295,416

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(h)	5.25%	08/01/2031	$16,780	$ 17,844,921
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	14,040	14,040,987
Series 2016, Ref. RB(h)	5.00%	08/01/2031	20,070	20,071,411
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2012, RB(b)(f)	5.00%	07/01/2022	2,610	2,618,091
Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	695,337
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(c)	5.00%	07/01/2022	15	14,990
Schenectady County Capital Resource Corp. (Union College); Series 2012, Ref. RB(b)(f)	5.00%	07/01/2022	360	360,805
Triborough Bridge & Tunnel Authority;
Series 2012 A, RB	3.00%	11/15/2028	250	250,548
Series 2012 A, RB	5.00%	11/15/2031	250	253,510
Series 2012 B, Ref. RB	5.00%	11/15/2023	505	512,411
Series 2012 B, Ref. RB	5.00%	11/15/2024	420	426,088
Series 2012 B, Ref. RB	4.00%	11/15/2025	300	302,556
Series 2012 B, Ref. RB	5.00%	11/15/2025	2,500	2,535,784
Series 2012 B, Ref. RB	5.00%	11/15/2026	4,665	4,731,560
Series 2012 B, Ref. RB	5.00%	11/15/2029	5,125	5,197,421
Series 2012 B, Ref. RB	5.00%	11/15/2030	650	659,156
Series 2013 C, RB	5.00%	11/15/2022	200	203,403
Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2024	470	478,887
Series 2016 B, Ref. RB	5.00%	06/15/2024	2,645	2,648,726
Series 2016 B, Ref. RB	5.00%	12/15/2024	1,100	1,120,799
Series 2017, RB	5.00%	06/15/2024	345	345,486
Series 2017, RB	5.00%	12/15/2024	675	687,763
Westchester County Local Development Corp.; Series 2021, Ref. RB(c)	2.88%	07/01/2026	3,380	3,244,898
				372,055,385

North Carolina–1.50%
Charlotte (City of), NC; Series 2013 B, COP	3.00%	06/01/2022	910	910,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 B, Ref. VRD RB(d)	0.42%	01/15/2038	12,000	12,000,000
North Carolina (State of) Medical Care Commission (Wakemed); Series 2012 A, Ref. RB(b)(f)	5.00%	10/01/2022	2,815	2,849,992
University of North Carolina; Series 2008 A, RB (INS - AGC)(a)	4.75%	10/01/2028	10	10,029
University of North Carolina at Chapel Hill;
Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(b)(g)	1.11%	11/09/2022	4,900	4,892,759
Series 2019 B, Ref. RB (1 mo. USD LIBOR + 0.13%)(b)(g)	0.84%	11/09/2022	20,000	19,946,164
				40,608,944

North Dakota–0.00%
West Fargo (City of), ND; Series 2009, GO Bonds	4.10%	11/01/2022	100	100,219

Ohio–2.22%
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-3, RB(b)(f)	6.25%	06/01/2022	9,800	9,800,000
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	950	952,820
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(h)	5.00%	12/01/2026	1,335	1,337,452
Franklin (County of), OH (OhioHealth Corp.); Series 2013, Ref. RB(b)(f)	5.00%	05/15/2023	1,000	1,032,320
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(f)	8.00%	07/01/2022	27,100	27,243,017
Greene (County of), OH; Series 2004 A, RB (INS - ACA)(a)	5.00%	09/01/2024	5	5,000
Hamilton (County of), OH (Christ Hospital);
Series 2012, RB	5.25%	06/01/2024	3,000	3,000,000
Series 2012, RB	5.25%	06/01/2027	3,000	3,000,000
Ohio (State of);
Series 2012 B, Ref. GO Bonds	5.00%	08/01/2023	130	130,742
Series 2015 B, GO Bonds(b)(f)	5.00%	06/15/2022	3,050	3,054,319
Series 2015 B, GO Bonds(b)(f)	5.00%	06/15/2022	3,730	3,735,282
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(c)	5.00%	12/01/2023	2,050	2,077,328
Ohio (State of) (University Hospitals Health System, Inc.); Series 2013 A, RB	4.13%	01/15/2026	100	100,956

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission; Series 2006, RB (CPI Rate + 1.12%) (INS - AMBAC)(a)(g)	6.51%	12/01/2023	$2,460	$ 2,521,382
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2013, RB	5.00%	12/01/2028	300	303,774
Port of Greater Cincinnati Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	1,500	1,409,383
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	655	655,498
Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(a)	4.38%	12/01/2024	10	10,019
				60,369,292

Oklahoma–0.13%
McGee Creek Authority; Series 1992, RB (INS - NATL)(a)	6.00%	01/01/2023	130	132,870
Oklahoma (State of) Development Finance Authority; Series 2015, RB	5.00%	07/01/2025	1,545	1,563,713
Oklahoma (State of) Municipal Power Authority; Series 1992 B, RB(f)	5.75%	01/01/2024	150	159,212
University of Oklahoma (The);
Series 2014 C, Ref. RB	5.00%	07/01/2024	1,000	1,002,425
Series 2014 C, Ref. RB	5.00%	07/01/2029	250	250,524
Series 2014, Ref. RB	5.00%	07/01/2027	500	501,118
				3,609,862

Ontario–0.23%
Deutsche Bank Spears/Lifers Trust; Series 2021, VRD RB(c)(d)	0.91%	04/01/2031	6,300	6,300,000

Oregon–0.73%
Metro; Series 2012 A, GO Bonds	5.00%	06/01/2025	4,320	4,328,401
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,150	1,016,091
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,965	2,670,697
Oregon (State of) Business Development Commission (Intel Corp.); Series 2010 232, RB(b)	2.40%	08/14/2023	9,575	9,611,511
Oregon (State of) Health & Science University; Series 2012 A, RB(b)(f)	5.00%	07/01/2022	425	426,325
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-3, RB	1.75%	11/15/2026	2,000	1,885,302
				19,938,327

Pennsylvania–5.04%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	445	466,974
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $362,529)(l)	5.60%	07/01/2023	368	331,244
Berks (County of), PA Municipal Authority; Series 2015 XF2049, VRD Ctfs.(c)(d)	0.78%	11/01/2044	8,420	8,420,000
Bethlehem (City of), PA; Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2031	735	746,495
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2022	400	406,883
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2023	400	410,975
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2024	425	437,152
Commonwealth Financing Authority; Series 2013 B, RB(b)(f)	5.00%	06/01/2022	7,000	7,000,000
Delaware (City of), PA River Joint Toll Bridge Commission; Series 2012 A, Ref. RB	5.00%	07/01/2023	350	351,148
Delaware (County of), PA Authority (Villanova University); Series 2016, Ref. RB	5.00%	12/01/2022	150	152,702
Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(b)(g)	1.82%	06/01/2024	13,600	13,713,419
Luzerne (County of), PA;
Series 2015 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2023	2,795	2,917,345
Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2023	2,260	2,328,807
Monroeville Finance Authority; Series 2012, RB(b)(f)	5.00%	08/15/2022	1,350	1,360,442
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2022	1,380	1,394,007
Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,219,290
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(d)	0.96%	09/01/2045	58,030	58,030,000
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2015 A, Ref. RB	5.00%	06/01/2023	6,200	6,396,595
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.60%)(g)	1.28%	12/01/2023	1,500	1,500,569
Series 2019, Ref. RB	5.00%	12/01/2022	5,325	5,416,099

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development;
Series 2013 A-1, RB	6.25%	06/15/2023	$145	$ 147,773
Series 2013, RB(b)(f)	5.00%	04/01/2023	1,765	1,813,127
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(a)(b)(g)	1.33%	12/01/2023	17,500	17,516,907
Pottsville (City of), PA Hospital Authority; Series 2014, RB(c)(f)	5.75%	07/01/2022	725	727,695
Sayre (City of), PA Health Care Facilities Authority; Series 2007, RB (3 mo. USD LIBOR + 0.78%)(g)	1.84%	12/01/2024	45	45,067
Tinicum (Town of) & Delaware (County of), PA Sewage Authority; Series 2003, RB (INS - AGM)(a)	4.25%	09/01/2022	230	230,562
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,051,289
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2024	1,010	1,069,268
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	1,160	1,277,443
				136,879,277

Puerto Rico–0.77%
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2024	3,047	2,801,780
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	4,035	4,088,968
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(a)	5.00%	07/01/2026	100	101,933
Series 2005 RR, RB (Acquired 01/06/2021; Cost $3,905,000) (INS - SGI)(a)(l)	5.00%	07/01/2026	3,905	3,921,661
Series 2005 RR, RB (Acquired 01/06/2021; Cost $1,505,000) (INS - SGI)(a)(l)	5.00%	07/01/2027	1,505	1,511,421
Series 2007 UU, Ref. RB (Acquired 06/15/2020; Cost $500,000) (INS - AGM)(a)(l)	5.00%	07/01/2024	500	509,666
Series 2008 WW, RB (Acquired 05/13/2020; Cost $500,000) (INS - AGC)(a)(l)	5.25%	07/01/2033	500	510,950
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2027	6,085	6,131,245
Series 2003 AA, Ref. RB (INS - AGM)(a)	4.95%	07/01/2026	190	191,349
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	475	478,610
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	605	608,085
Series 2005 A, RB (INS - AGM)(a)	5.00%	08/01/2022	195	196,482
				21,052,150

Rhode Island–0.06%
Rhode Island (State of) Clean Water Finance Agency (Pooled Loan Issue); Series 2002 B, PCR	4.50%	10/01/2022	10	10,109
Rhode Island (State of) Infrastructure Bank Water Pollution Control Revolving Fund; Series 2012 B, Ref. RB(b)(f)	5.00%	10/01/2022	1,475	1,493,335
				1,503,444

South Carolina–0.40%
Coastal Carolina University; Series 2022, Ref. RB	5.00%	06/01/2022	100	100,000
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	638,374
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(d)	0.98%	05/01/2048	10,000	10,000,000
				10,738,374

South Dakota–0.22%
South Dakota (State of) Housing Development Authority; Series 2009 A, VRD RB(d)	0.80%	11/01/2048	5,855	5,855,000

Tennessee–1.62%
Tender Option Bond Trust Receipts/Certificates; Series 2015-XF0141, VRD RB (CEP - Colorado Higher Education Intercept Program)(c)(d)	0.73%	05/01/2023	19,040	19,040,000
Tennessee (State of) Local Development Authority; Series 2006, RB	4.13%	03/01/2023	5	5,011
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2022	6,285	6,332,750
Series 2006 A, RB	5.25%	09/01/2023	2,725	2,811,227
Series 2006 A, RB	5.25%	09/01/2024	15,115	15,859,463
				44,048,451

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–6.67%
Alamo Community College District;
Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	$590	$ 590,695
Series 2012 A, Ref. RB	5.00%	11/01/2023	775	785,567
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2030	2,360	2,386,582
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System); Series 2012, Ref. RB(b)(f)	5.50%	07/01/2022	13,410	13,456,611
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(c)(h)	3.63%	07/01/2026	4,000	3,913,000
Clifton Higher Education Finance Corp. (Idea Public School); Series 2021 T, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2022	320	322,167
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 A, RB(b)(f)(h)	5.00%	11/01/2022	560	568,249
Series 2013 B, RB	5.00%	11/01/2026	680	688,736
Series 2013 B, RB	5.00%	11/01/2027	275	278,515
Series 2013 B, RB	5.00%	11/01/2028	4,565	4,623,275
Series 2014 B, RB(b)(f)(h)	5.00%	11/01/2022	1,000	1,014,730
Series 2014 E, Ref. RB	5.00%	11/01/2022	160	162,404
Series 2014 E, Ref. RB	5.00%	11/01/2023	1,895	1,922,505
Series 2014 E, Ref. RB	5.00%	11/01/2025	200	202,569
Dallas (County of), TX Hospital District; Series 2013, GO Bonds(b)(f)	5.00%	08/15/2023	1,030	1,070,235
El Paso (County of), TX Hospital District; Series 2013, Ctfs. of Obligation	5.00%	08/15/2025	675	695,805
Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	676,006
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	1,200	1,236,607
Series 2015, Ref. RB	5.00%	12/01/2024	1,865	1,943,395
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGM)(a)	4.00%	09/01/2030	620	622,086
Harris (County of), TX;
Series 2012 A, Ref. GO Bonds	5.00%	10/01/2024	840	848,723
Series 2012 C, Ref. RB	5.00%	08/15/2025	1,590	1,598,703
Series 2012 C, Ref. RB	5.00%	08/15/2026	500	502,685
Series 2012, Ref. GO Bonds	5.00%	08/15/2026	720	724,371
Harris County Industrial Development Corp. (Exxon Mobil Corp.); Series 1984, VRD RB(d)	0.43%	03/01/2024	12,000	12,000,000
Harris TX (County of);
Series 2012 C, Ref. RB	5.00%	08/15/2029	1,000	1,004,959
Series 2012 C, Ref. RB	5.00%	08/15/2030	1,350	1,356,555
Houston (City of), TX; Series 2021 B, Ref. RB (SIFMA Municipal Swap Index + 0.01%)(b)(g)	0.68%	06/10/2022	15,000	15,000,000
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	1,315	1,321,783
Lone Oak Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2023	340	348,492
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(h)	4.63%	10/01/2031	1,000	1,037,871
Mission Economic Development Corp. (Republic Services, Inc.); Series 2020 A, VRD RB(d)(h)	2.00%	08/01/2022	8,830	8,827,949
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,052
New Hope Cultural Education Facilities Finance Corp.;
Series 2016 A, RB(f)	5.00%	04/01/2023	385	395,498
Series 2016 A, RB(f)	5.00%	04/01/2024	405	427,298
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus); Series 2017 A, RB(f)	4.00%	04/01/2023	1,295	1,319,681
North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(a)	5.00%	12/15/2030	205	207,682
Northside Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(b)	2.00%	06/01/2027	1,500	1,459,677
Permanent University Fund - Texas A&M University System; Series 2012 A, RB	5.00%	07/01/2023	250	250,892
Port Arthur (Port of), TX Navigation District; Subseries 2010 D, VRD RB(d)	0.87%	11/01/2040	20,000	20,000,000
Robstown (City of), TX; Series 2009, Ctfs. of Obligation (INS - AGM)(a)(j)	0.00%	03/01/2024	490	467,039
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	100	99,714
San Antonio (City of), TX;
Series 2012, Ref. RB(b)(f)	5.00%	08/01/2022	1,230	1,237,689
Series 2012, Ref. RB(b)(f)	5.00%	08/01/2022	315	316,969
Series 2012, Ref. RB(b)(f)	5.00%	08/01/2022	300	301,875
Spring Independent School District; Series 2013 A, Ref. GO Bonds(b)(f)	5.00%	02/15/2023	350	358,647

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Temple (City of), TX; Series 2012, Ref. GO Bonds	5.00%	08/01/2023	$225	$ 226,247
Texas (State of) (Water Financial Assistance); Series 2012 G, GO Bonds(b)(f)	5.00%	08/01/2022	150	150,938
Texas (State of) Transportation Commission State Highway Fund; Series 2014 B, VRD RB(d)	0.69%	04/01/2032	35,000	35,000,000
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	20,710	22,301,880
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(g)	1.23%	09/15/2027	14,735	14,574,963
United Independent School District; Series 1998, Ref. GO Bonds (CEP - Texas Permanent School Fund)(j)	0.00%	08/15/2022	250	249,386
				181,107,957

Utah–0.59%
Grand (County of), UT School District Local Building Authority; Series 2019, RB (INS - AGM)(a)	5.00%	12/15/2022	905	922,013
Utah (State of) Transit Authority; Series 2012, Ref. RB(b)(f)	5.00%	06/15/2022	12,775	12,792,853
Weber School District; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2022	2,440	2,443,319
				16,158,185

Vermont–0.06%
Vermont (State of); Series 2012 E, GO Bonds	5.00%	08/15/2023	340	342,323
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College); Series 2012, RB	5.00%	11/01/2029	1,220	1,232,942
				1,575,265

Virginia–0.13%
Loudoun (County of), VA; Series 2013 A, Ref. GO Bonds	5.00%	12/01/2023	200	203,261
Norfolk (City of), VA Economic Development Authority (Sentara Healthcare); Series 2012 B, Ref. RB	5.00%	11/01/2026	150	152,228
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group);
Series 2012, RB	5.00%	07/01/2023	1,450	1,453,921
Series 2012, RB	5.00%	07/01/2028	1,640	1,643,612
				3,453,022

Washington–2.76%
Bellevue (City of), WA; Series 2012, Ref. GO Bonds(b)(f)	5.00%	06/01/2022	200	200,000
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	1,065	1,125,833
Energy Northwest (No. 1);
Series 2017 A, Ref. RB(b)(f)	5.00%	07/01/2022	2,080	2,086,483
Series 2017 A, Ref. RB(b)(f)	5.00%	07/01/2022	440	441,371
Energy Northwest (Wind); Series 2014, Ref. RB	5.00%	07/01/2022	125	125,381
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	15	15,000
King (County of), WA;
Series 2012 C, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	625	626,948
Series 2012 C, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	160	160,499
Series 2012 C, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	1,115	1,118,521
King (County of), WA Housing Authority;
Series 2021, Ref. RB	2.00%	06/01/2022	380	380,000
Series 2021, Ref. RB	2.00%	12/01/2022	500	501,053
Pierce County School District No. 3 Puyallup; Series 2012, Ref. GO Bonds(b)(f)	5.00%	06/01/2022	775	775,000
Seattle (City of), WA;
Series 2012 A, Ref. RB	5.00%	06/01/2024	750	751,465
Series 2012, Ref. RB	5.00%	09/01/2023	505	505,920
Series 2012, Ref. RB	5.00%	09/01/2027	100	100,137
Series 2012, Ref. RB	5.00%	09/01/2028	575	575,758
Seattle (Port of), WA;
Series 2012 A, Ref. RB	5.00%	08/01/2026	185	185,952
Series 2012 A, Ref. RB	5.00%	08/01/2028	3,895	3,913,944
Series 2012 A, Ref. RB	5.00%	08/01/2029	20,075	20,170,627
Series 2012 A, Ref. RB	5.00%	08/01/2030	6,045	6,073,089
Series 2012 A, Ref. RB	5.00%	08/01/2032	1,565	1,572,063
Series 2017 C, RB(h)	5.00%	05/01/2025	275	294,509
University of Washington; Series 2012 C, Ref. RB(b)(f)	5.00%	01/01/2023	150	153,145

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of);
Series 2012 C, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	$765	$ 767,416
Series 2012 D, Ref. GO Bonds(b)(f)	4.00%	07/01/2022	585	586,355
Series 2012 R, Ref. GO Bonds(b)(f)	4.00%	07/01/2022	5,015	5,026,818
Series 2012 R, Ref. GO Bonds(b)(f)	4.00%	07/01/2022	4,225	4,234,783
Series 2012 R, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	1,215	1,218,787
Series 2012 R, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	495	496,563
Series 2012 R, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	3,070	3,079,695
Series 2012 R, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	200	200,623
Series 2012 R, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	350	351,091
Series 2012 R, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	1,945	1,951,062
Series 2012, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	655	657,041
Series 2014 C, Ref. GO Bonds	5.00%	07/01/2023	3,205	3,321,746
Washington (State of) (Senior 520 Corridor Program);
Series 2012 F, RB	5.00%	09/01/2022	600	605,715
Series 2012 F, RB	5.00%	09/01/2024	2,200	2,218,131
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2025	125	126,319
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,566,292
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,439,351
Series 2012 A, RB	5.00%	10/01/2028	165	166,614
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,802,752
Yakima & Kittitas Counties School District No. 119 Selah; Series 2012, GO Bonds(b)(f)	5.00%	06/01/2022	230	230,000
				74,899,852

West Virginia–0.52%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System); Series 2018 E, Ref. VRD RB(d)	0.96%	06/01/2033	14,255	14,255,000

Wisconsin–0.47%
Madison Metropolitan School District; Series 2015, GO Bonds	4.00%	03/01/2023	1,515	1,515,000
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(f)	5.50%	12/15/2026	3,360	3,706,080
Wisconsin (State of); Series 2014 3, Ref. GO Bonds	5.00%	11/01/2023	385	390,927
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora); Series 2018 C3, Ref. RB (SIFMA Municipal Swap Index + 0.55%)(b)(g)	1.23%	07/26/2023	3,750	3,739,437
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System); Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	1,990,951
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2012 A, RB	5.00%	04/01/2024	200	202,332
Wisconsin (State of) Public Finance Authority;
Series 2014 A, RB(b)(f)	4.13%	10/01/2022	75	75,673
Series 2016 A, RB	4.00%	01/01/2024	150	145,185
Wisconsin Center District;
Series 1999, Ref. RB(f)	5.25%	12/15/2023	415	419,997
Series 1999, Ref. RB (INS - AGM)(a)	5.25%	12/15/2023	450	465,002
				12,650,584
Total Municipal Obligations (Cost $2,626,738,343)				2,626,865,031

U.S. Dollar Denominated Bonds & Notes–0.01%
California–0.01%
CalPlant I LLC;
Series 21A(c)	9.50%	10/12/2022	25	25,037
Series 21B(c)	9.50%	10/12/2022	90	90,121
Series 22A(c)(m)	9.50%	10/12/2022	50	50,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $165,000)				165,158
TOTAL INVESTMENTS IN SECURITIES(n)–96.73% (Cost $2,626,903,343)				2,627,030,189
OTHER ASSETS LESS LIABILITIES–3.27%				88,779,457
NET ASSETS–100.00%				$2,715,809,646

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

Investment Abbreviations:

ACA	- ACA Financial Guaranty Corp.
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
CPI	- Consumer Price Index
Ctfs.	- Certificates
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate
USD	- U.S. Dollar
VRD	- Variable Rate Demand
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $279,498,445, which represented 10.29% of the Fund’s Net Assets.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2022.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(h)	Security subject to the alternative minimum tax.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.

(j)	Zero coupon bond issued at a discount.
(k)	Security subject to crossover refunding.
(l)	Restricted security. The aggregate value of these securities at May 31, 2022 was $6,784,942, which represented less than 1% of the Fund’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$-	$2,626,865,031	$-	$2,626,865,031
U.S. Dollar Denominated Bonds & Notes	-	115,158	50,000	165,158
Other Investments - Assets
Investments Matured	-	-	0	0
Total Investments	$-	$2,626,980,189	$50,000	$2,627,030,189

Invesco Short Term Municipal Fund